Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Corporate tax	€ 352.3	€ 272.0	€ 596.4
Trade tax	204.1	170.6	513.6
Federal tax credits	10.5	4.0	0.8
State tax credits	€ 4.1	€ 1.6	€ 0.3